Deferred Revenues - Summary Of Detailed Information About Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023 [1]
Detailed Information About Deferred Revenue [Abstract]
Balance, January 1	$ 319	$ 295
Cash received in advance of revenue recognition	1,067	660
Revenue subsequently recognized	(996)	(636)
Currency translation effects	(4)	0
Ending Balance	386	319
Current deferred revenues	375	297	$ 270
Non-current deferred revenues	$ 11	$ 22	$ 25

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.